SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 28, 2022 (Unaudited)

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.227%, 3/25/36 (a)(g)	$1,323,692	$24
GNMA REMIC Trust
Series 2012-25, Class IO, 0.061%, 8/16/52 (a)(g)	631,608	799
Series 2013-173, Class AC, 5.622%, 10/16/53 (a)	382	459
Government National Mortgage Association
Series 2002-28, Class IO, 0.695%, 1/16/42 (a)(g)	12,511	1
Series 2005-23, Class IO, 0.000%, 6/17/45 (a)(g)	120,697	0
Series 2006-68, Class IO, 0.463%, 5/16/46 (a)(g)	124,559	589
Total Commercial Mortgage-Backed Securities - Agency (cost $62,778)		1,872

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 10.8%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class D, 2.691% (1 Month LIBOR USD + 2.500%), 5/15/36 (c)(h)	1,255,000	1,252,289
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 5.212% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	37,088	37,616
Series 2006-2A, Class M1, 0.652% (1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	758,157	725,324
Series 2006-2A, Class M3, 0.712% (1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	1,095,943	1,016,709
Series 2006-3A, Class M1, 0.527% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	938,032	902,194
Series 2007-2A, Class A1, 0.457% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	1,449,125	1,394,727
BX Commercial Mortgage Trust
Series 2021-VOLT, Class G, 3.041% (1 Month LIBOR USD + 2.850%), 9/15/36 (c)(h)	1,500,000	1,443,945
BX Trust
Series 2021-LGCY, Class J, 3.384% (1 Month LIBOR USD + 3.193%), 10/15/23 (c)(h)	750,000	720,617
Series 2021-BXMF, Class G, 3.541% (1 Month LIBOR USD + 3.350%), 10/15/26 (c)(h)	4,000,000	3,869,572
Series 2021-MFM1, Class G, 4.091% (1 Month LIBOR USD + 3.900%), 1/15/34 (c)(h)	400,000	392,613
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 3.799% (SOFR30A + 3.750%), 1/25/51 (c)(h)	6,537,000	6,617,274
Series 2021-MN1, Class B1, 7.799% (SOFR30A + 7.750%), 1/25/51 (c)(h)	6,603,000	7,185,802
Series 2021-MN3, Class M2, 4.049% (SOFR30A + 4.000%), 11/25/51 (c)(h)	3,127,000	2,998,008
Series 2021-MN3, Class B1, 5.245% (SOFR30A + 6.850%), 11/25/51 (c)(h)	6,413,000	6,307,543
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	140,129,945	2,695,652
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	27,853,088	1,815,641
HGI CRE CLO Ltd.
Series 2021-FL2, Class D, 2.276% (1 Month LIBOR USD + 2.150%), 9/17/36 (c)(h)(j)	1,500,000	1,491,072
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class F, 2.241% (1 Month LIBOR USD + 2.050%), 12/15/37 (c)(h)	495,000	481,379
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 0.577% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,624,076
Series 2007-1A, Class M1, 0.687% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,687,867
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.437% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	28,052,000	26,917,644
Series 2019-01, Class B10, 5.687% (1 Month LIBOR USD + 5.500%), 10/15/49 (c)(h)	2,384,000	2,257,437
Series 2020-01, Class M10, 3.937% (1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	15,772,000	15,180,463
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	422,893	417,302
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	342,081	342,821
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	360,752	362,187
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	722,962	686,569
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $98,549,463)		96,824,343

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 32.5%
Fannie Mae Connecticut Avenue Securities
Series 2019-R06, Class 2B1, 3.937% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	9,250,000	9,116,295
Series 2019-R07, Class 1B1, 3.541% (1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	3,556,000	3,471,011
Series 2020-R01, Class 1B1, 3.041% (1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	7,844,000	7,455,103
Series 2020-R02, Class 2B1, 3.187% (1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	3,395,543	3,230,270
Series 2020-SBT1, Class 1B1, 2.691% (1 Month LIBOR USD + 6.750%), 2/25/40 (c)(h)	17,106,000	18,056,033
Series 2020-SBT1, Class 1M2, 3.837% (1 Month LIBOR USD + 3.650%), 2/25/40 (c)(h)	9,005,000	9,393,083
Series 2020-SBT1, Class 2B1, 4.091% (1 Month LIBOR USD + 6.600%), 2/25/40 (c)(h)	13,475,000	13,545,062
FNMA Grantor Trust
Series 2003-T2, Class A1, 0.375% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	34,449	34,310
Series 2004-T3, Class 2A, 3.329%, 8/25/43 (a)	35,604	36,533
FNMA Pool
5.000%, 8/1/37, #888534,	8,026	8,608
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	58,371	66,953
Series 2007-W8, Class 1A5, 6.427%, 9/25/37 (a)	8,175	9,634
Freddie Mac STACR REMIC Trust
Series 2021-DNA3, Class B1, 7.030% (SOFR30A + 3.500%), 10/25/33 (c)(h)	5,324,000	5,196,116
Series 2021-DNA5, Class B1, 3.099% (SOFR30A + 3.050%), 1/25/34 (c)(h)	7,331,000	6,995,399
Freddie Mac Structured Agency Credit Risk
Series 2021-DNA2, Class B1, 3.449% (SOFR30A + 3.400%), 8/25/33 (c)(h)	8,393,000	8,398,237
Series 2021-DNA2, Class B2, 6.049% (SOFR30A + 6.000%), 8/25/33 (c)(h)	13,122,000	12,806,120
Series 2018-HRP2, Class B1, 4.387% (1 Month LIBOR USD + 4.200%), 2/25/47 (c)(h)	8,126,000	8,601,131
Series 2019-FTR3, Class B2, 4.908% (1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	11,233,500	10,525,331
Series 2019-FTR4, Class B2, 5.187% (1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	10,050,000	9,428,114
Series 2019-DNA4, Class B2, 6.437% (1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	4,987,000	4,955,796
Series 2020-HQA5, Class B1, 4.049% (SOFR30A + 4.000%), 11/25/50 (c)(h)	10,239,000	10,226,201
Series 2020-HQA5, Class B2, 7.449% (SOFR30A + 7.400%), 11/25/50 (c)(h)	5,960,000	6,447,982
Series 2020-DNA6, Class B1, 3.049% (SOFR30A + 3.000%), 12/25/50 (c)(h)	10,000,000	9,368,774
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class B2, 5.049% (SOFR30A + 5.000%), 8/25/33 (c)(h)	2,986,000	2,758,922
Series 2021-DNA3, Class B2, 6.299% (SOFR30A + 6.250%), 10/25/33 (c)(h)	11,156,000	10,841,242
Series 2021-HQA2, Class B1, 3.199% (SOFR30A + 3.150%), 12/25/33 (c)(h)	6,861,000	6,377,404
Series 2021-DNA5, Class B2, 5.549% (SOFR30A + 5.500%), 1/25/34 (c)(h)	2,250,000	2,053,096
Series 2020-HQA1, Class B2, 5.287% (1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	8,679,000	8,217,111
Series 2020-DNA1, Class B2, 5.437% (1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	6,938,000	6,751,726
Series 2020-DNA2, Class B1, 2.687% (1 Month LIBOR USD + 2.500%), 2/25/50 (c)(h)	4,635,000	4,472,190
Series 2020-DNA2, Class B2, 4.987% (1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	11,990,000	11,181,608
Series 2020-HQA2, Class B1, 4.287% (1 Month LIBOR USD + 4.100%), 3/25/50 (c)(h)	10,059,355	10,274,796
Series 2020-HQA2, Class B2, 7.787% (1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	13,250,000	13,476,498
Series 2020-DNA3, Class B2, 9.537% (1 Month LIBOR USD + 9.350%), 6/25/50 (c)(h)	2,000,000	2,310,746
Series 2020-DNA4, Class B1, 6.187% (1 Month LIBOR USD + 6.000%), 8/25/50 (c)(h)	8,549,000	8,936,381
Series 2020-DNA4, Class B2, 10.187% (1 Month LIBOR USD + 10.000%), 8/25/50 (c)(h)	9,888,000	11,789,482
Series 2020-HQA4, Class B1, 5.437% (1 Month LIBOR USD + 5.250%), 9/25/50 (c)(h)	5,650,000	5,837,156
Series 2020-HQA4, Class B2, 9.587% (1 Month LIBOR USD + 9.400%), 9/25/50 (c)(h)	1,780,000	2,068,892
Series 2020-DNA5, Class B1, 4.849% (SOFR30A + 4.800%), 10/25/50 (c)(h)	10,055,000	10,467,862
Series 2020-DNA5, Class B2, 11.549% (SOFR30A + 11.500%), 10/25/50 (c)(h)	7,810,000	9,652,715
Series 2020-DNA6, Class B2, 5.699% (SOFR30A + 5.650%), 12/25/50 (c)(h)	5,750,000	5,517,693
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 2.276%, 12/25/46 (a)(c)	595,000	588,697
Series 2017-SC02, Class M2, 2.241%, 5/25/47 (a)(c)	1,411,000	1,398,011
Total Residential Mortgage-Backed Securities - Agency (cost $300,137,390)		292,344,324

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 62.0%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (j)	79,453	79,913
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 0.377% (1 Month LIBOR USD + 0.190%), 12/25/46 (h)	7,312,215	6,482,384
AMSR Trust
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	252,297
Series 2020-SFR2, Class F, 5.245%, 7/17/37 (c)	2,125,000	2,143,900
Series 2020-SFR3, Class F, 7.317%, 9/17/37 (c)	1,482,000	1,426,991
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	750,000	722,093
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	10,600,000	10,656,816
Series 2021-SFR1, Class F, 3.596%, 6/17/38 (a)(c)	2,114,000	2,008,571
Series 2021-SFR3, Class H, 7.317%, 10/17/38 (c)	1,750,000	1,737,862
Series 2021-SFR3, Class I, 7.317%, 10/17/38 (c)	1,750,000	1,736,796
Series 2019-SFR1, Class I, 8.976%, 1/19/39 (c)	7,505,000	7,972,206
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	462,092	463,764
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.030%, 9/21/30 (j)	561,148	558,066
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 2.699%, 5/20/36 (a)	7,193	7,072
Series 2008-R4, Class 1A4, 0.558% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,604,607	1,145,421
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class B1, 4.378%, 9/25/51 (a)(c)	2,300,000	2,252,096
Bear Stearns ALT-A Trust
Series 2005-9, Class 11A1, 0.707% (1 Month LIBOR USD + 0.520%), 11/25/35 (h)	4,416,401	5,438,885
Series 2006-3, Class 1A1, 0.567% (1 Month LIBOR USD + 0.380%), 5/25/36 (h)	1,005,204	1,078,054
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 0.747% (1 Month LIBOR USD + 0.560%), 4/25/36 (h)	6,048,845	7,887,706
Series 2006-IM1, Class A6, 0.827% (1 Month LIBOR USD + 0.640%), 4/25/36 (h)	5,968,928	7,571,293
Bellemeade Re Ltd.
Series 2020-2A, Class M2, 6.187% (1 Month LIBOR USD + 6.000%), 8/26/30 (c)(h)	5,352,000	5,599,358
Series 2020-3A, Class M2, 5.037% (1 Month LIBOR USD + 4.850%), 10/25/30 (c)(h)	6,236,000	6,482,469
Series 2021-1A, Class B1, 6.799% (SOFR30A + 6.750%), 3/25/31 (c)(h)	1,421,000	1,487,401
Series 2021-2A, Class M2, 2.949% (SOFR30A + 2.900%), 6/25/31 (c)(h)	3,526,000	3,376,685
Series 2021-2A, Class B1, 4.199% (SOFR30A + 4.150%), 6/25/31 (c)(h)	2,281,000	2,231,146
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class B4, 4.431%, 4/25/49 (a)(c)	2,719,000	2,735,518
Series 2019-ATR2, Class B4, 4.038%, 7/25/49 (a)(c)	1,908,108	1,914,456
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 4.537% (1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	372,896	382,751
CIM Trust
Series 2021-J1, Class AX1, 0.161%, 3/25/51 (a)(c)(g)	322,518,968	2,346,874
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 2.248%, 12/25/34 (a)	10,044	10,492
Series 2007-AMC3, Class A2D, 0.537% (1 Month LIBOR USD + 0.350%), 3/25/37 (h)	121,284	113,299
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 0.587% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	170,636	136,965
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.120%, 9/27/66 (a)(c)	1,578,000	1,538,746
Series 2021-4, Class B2, 4.140%, 10/25/66 (a)(c)	2,625,000	2,610,731
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)(e)	169,644	162,035
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	9,000,000	9,083,853
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	262,343
Series 2019-3, Class E, 3.384%, 10/15/52 (a)(c)	1,650,000	1,688,180
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 2.255%, 9/25/34 (a)	311,260	304,335
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	4,220	3,879
Series 2006-OA3, Class 1A1, 0.587% (1 Month LIBOR USD + 0.400%), 5/25/36 (h)	8,181	7,654
Series 2006-OA9, Class 1A1, 0.371% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	26,654	20,870
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A3, 0.337% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	8,040	8,024
Credit Suisse Mortgage Trust
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	13,019,501	13,718,147
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	4,198,882
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	5,420,248
Series 2021-NQM3, Class B1, 3.425%, 4/25/66 (a)(c)	6,274,899	6,042,776
Series 2021-NQM3, Class B2, 4.128%, 4/25/66 (a)(c)	921,499	896,452
Deephaven Residential Mortgage Trust
Series 2021-1, Class B1, 3.101%, 5/25/65 (a)(c)	1,276,000	1,230,887
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	3,200,000	3,078,877
Series 2021-4, Class B2, 4.533%, 11/25/66 (a)(c)	4,000,000	3,938,344
Eagle RE Ltd.
Series 2021-1, Class M2, 4.499% (SOFR30A + 4.450%), 10/25/33 (c)(h)	3,574,000	3,665,567
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.202%, 6/25/66 (a)(c)	3,315,000	3,179,431
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.638%, 8/17/37 (c)	1,902,000	1,840,711
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.970%, 3/25/48 (a)(c)	1,206,000	1,188,739
Fort KL
Series 2021-SFR1, Class G, 4.105%, 9/17/38 (c)	11,811,000	11,527,170
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 0.807% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	18,054,201	16,961,291
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 0.327% (1 Month LIBOR USD + 0.140%), 3/25/36 (h)	27,360	11,783
Home RE Ltd.
Series 2021-1, Class M2, 3.037% (1 Month LIBOR USD + 2.850%), 7/25/33 (c)(h)	1,500,000	1,456,754
JP Morgan Mortgage Trust
Series 2014-IVR6, Class B4, 2.399%, 7/25/44 (a)(c)	500,500	491,258
Series 2017-1, Class B5, 3.464%, 1/25/47 (a)(c)	1,867,942	1,871,195
Series 2019-3, Class B6, 2.730%, 9/25/49 (a)(c)	1,813,488	1,759,782
Series 2019-3, Class B5, 4.612%, 9/25/49 (a)(c)	775,000	775,491
Series 2019-HYB1, Class B4, 3.602%, 10/25/49 (a)(c)	5,037,821	5,021,119
Series 2019-5, Class B6, 4.216%, 11/25/49 (a)(c)	3,245,100	3,306,208
Series 2019-5, Class B5, 4.497%, 11/25/49 (a)(c)	1,232,439	1,242,651
Series 2020-2, Class B5, 3.859%, 7/25/50 (a)(c)	2,258,304	2,230,965
Series 2020-2, Class B6Z, 7.187%, 7/25/50 (a)(c)	3,831,984	3,729,273
Series 2021-3, Class A3X, 0.500%, 7/1/51 (a)(c)(g)	65,675,003	1,587,667
Series 2021-6, Class AX4, 0.200%, 10/25/51 (a)(c)(g)	83,720,148	809,892
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 2.799% (SOFR30A + 2.750%), 3/25/51 (c)(h)	1,152,857	1,155,601
Series 2021-CL1, Class M5, 3.699% (SOFR30A + 3.650%), 3/25/51 (c)(h)	784,687	788,317
Lehman Mortgage Trust
Series 2008-4, Class A1, 0.567% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	32,727,973	10,640,407
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 3.731% (1 Month LIBOR USD + 3.500%), 4/1/24 (c)(h)(j)	3,113,615	3,142,165
Series 2019-4, Class A2, 3.606% (1 Month LIBOR USD + 3.500%), 5/1/24 (c)(h)(j)	10,011,814	10,293,729
Series 2021-1, Class A, 2.031% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(h)(j)	1,045,497	1,051,845
Series 2021-2, Class A2, 2.856% (1 Month LIBOR USD + 2.750%), 3/2/26 (c)(h)(j)	9,730,449	10,004,501
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 1.192% (1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,518,337	2,423,866
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	2,086,317
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A1IO, 0.155%, 5/25/51 (a)(c)(g)	415,845,466	3,219,185
Series 2021-5, Class A9IO, 0.250%, 8/25/51 (a)(c)(g)	39,646,987	488,625
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B2, 2.856%, 10/25/58 (a)(c)	1,813,000	1,788,905
Series 2021-NQ2R, Class B1, 3.008%, 10/25/58 (a)(c)	2,034,000	2,008,396
NMLT Trust
Series 2021-INV1, Class B2, 3.606%, 5/25/56 (a)(c)	5,203,000	5,023,924
Series 2021-INV1, Class B1, 3.613%, 5/25/56 (a)(c)	7,326,000	7,101,836
Series 2021-INV2, Class B2, 4.072%, 8/25/56 (a)(c)	4,000,000	3,648,269
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 2.737% (1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,721,709
Oaktown Re Ltd.
Series 2021-1A, Class M1C, 3.049% (SOFR30A + 3.000%), 10/25/33 (c)(h)(j)	2,489,000	2,406,592
Oaktown Re V Ltd.
Series 2020-2A, Class M2, 5.437% (1 Month LIBOR USD + 5.250%), 10/25/30 (c)(h)	2,481,000	2,483,018
Oaktown Re VI Ltd.
Series 2021-1A, Class M2, 3.999% (SOFR30A + 3.950%), 10/25/33 (c)(h)	1,226,000	1,218,558
Pretium Mortgage Credit Partners LLC
Series 2021-NPL6, Class A2, 5.071%, 7/25/51 (c)(j)	2,503,000	2,497,586
Progress Residential Trust
Series 2021-SFR3, Class H, 4.750%, 5/17/26 (c)	1,633,000	1,614,452
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	2,150,000	2,137,371
Series 2020-SFR1, Class H, 5.268%, 4/17/37 (c)	6,050,000	6,095,432
Series 2021-SFR1, Class F, 2.757%, 4/17/38 (c)	2,000,000	1,779,944
Series 2021-SFR1, Class H, 5.004%, 4/17/38 (c)	2,120,000	2,087,821
Series 2021-SFR2, Class G, 4.254%, 4/19/38 (c)	8,879,000	8,775,196
Series 2021-SFR2, Class H, 4.998%, 4/19/38 (c)	934,000	938,529
Series 2021-SFR6, Class G, 4.003%, 7/17/38 (c)	10,075,000	9,776,306
Series 2021-SFR8, Class G, 4.005%, 10/17/38 (c)	2,470,000	2,398,125
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (d)	3,089	3,098
Radnor RE Ltd.
Series 2021-2, Class M1B, 3.749% (SOFR30A + 3.700%), 11/25/31 (c)(h)	3,566,000	3,644,812
Series 2021-2, Class M2, 5.049% (SOFR30A + 5.000%), 11/25/31 (c)(h)	1,234,000	1,236,218
Series 2021-1, Class M1C, 2.749% (SOFR30A + 2.700%), 12/27/33 (c)(h)	4,160,000	4,113,516
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.766%, 6/25/36 (a)(g)	5,795,167	131,610
Series 2006-QS6, Class 1A11, 0.887% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	2,559,257	2,079,154
RAMP Series Trust
Series 2007-RS1, Class A3, 0.527% (1 Month LIBOR USD + 0.340%), 2/25/37 (h)	10,244,205	5,063,337
Series 2007-RS1, Class A4, 0.747% (1 Month LIBOR USD + 0.560%), 2/25/37 (h)	10,547,597	2,380,085
RCKT Mortgage Trust
Series 2019-1, Class B5, 3.837%, 9/25/49 (a)(c)	1,225,000	1,217,414
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 0.547% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	1,900,160	1,833,061
Series 2006-R1, Class AF1, 0.527% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	2,589,766	2,572,037
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 0.887% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	3,434,588	2,993,375
Series 2006-QS6, Class 1A9, 0.787% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	3,131,063	2,526,859
Series 2008-QR1, Class 2A1, 0.687% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	1,740,197	1,417,452
Series 2006-QS18, Class 1A1, 0.787% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	3,149,948	2,720,950
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.047% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	561,916	547,861
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	471,101,840	1,170,523
Series 2018-2, Class BX, 3.596%, 11/25/57 (a)	8,047,409	4,162,013
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	2,013,605
Series 2020-1, Class BXS, 5.239%, 8/25/59 (a)(c)	7,443,512	4,469,384
Sequoia Mortgage Trust
Series 2019-4, Class B4, 3.776%, 11/25/49 (a)(c)	1,908,000	1,905,567
Series 2019-5, Class B4, 3.739%, 12/25/49 (a)(c)	1,982,724	1,965,906
Series 2020-2, Class B4, 3.665%, 3/25/50 (a)(c)	2,178,469	2,129,741
Star Trust
Series 2021-SFR2, Class G, 3.520% (1 Month LIBOR USD + 3.400%), 1/17/24 (c)(h)	2,800,000	2,802,415
Series 2021-SFR2, Class H, 4.270% (1 Month LIBOR USD + 4.150%), 1/17/24 (c)(h)	2,421,000	2,397,792
Series 2021-SFR1, Class G, 3.320% (1 Month LIBOR USD + 3.200%), 4/17/38 (c)(h)	10,945,000	11,054,461
Series 2021-SFR1, Class H, 4.570% (1 Month LIBOR USD + 4.450%), 4/17/38 (c)(h)	1,000,000	1,013,871
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.257%, 11/25/55 (c)	2,750,000	2,678,873
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	973,351
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 2.951%, 11/25/35 (a)	33,932	32,162
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	28,603	24,516
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.337% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	3,344,799
Series 2019-HY1, Class B2, 2.337% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,739,000	11,747,478
Series 2019-HY1, Class B3, 2.337% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(e)(h)	6,170,000	6,056,121
Series 2019-HY1, Class B4, 2.337% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(e)(h)	6,170,000	5,894,642
Series 2016-2, Class B3, 3.401%, 8/25/55 (a)(c)	4,000,000	3,760,052
Series 2017-5, Class B2, 2.287% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,739,413
Series 2017-5, Class B3, 2.687% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,440,825
Series 2019-1, Class B2, 3.641%, 3/25/58 (a)(c)	4,000,000	4,138,672
Series 2018-6, Class B2, 3.852%, 3/25/58 (a)(c)	2,750,000	2,618,221
Series 2019-HY2, Class B2, 2.437% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,729,855
Series 2019-HY2, Class B3, 2.437% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(e)(h)	2,294,000	2,270,037
Series 2019-HY2, Class B4, 2.437% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(e)(h)	1,836,000	1,792,710
Series 2018-3, Class B2, 3.608%, 5/25/58 (a)(c) (a)(c)	1,750,000	1,640,322
Series 2018-4, Class B2, 3.240%, 6/25/58 (a)(c)	1,750,000	1,481,851
Series 2018-5, Class B2, 3.375%, 7/25/58 (a)(c)	1,750,000	1,529,785
Series 2019-SJ1, Class XA, 5.000%, 11/25/58 (a)(c)	6,691,320	6,691,320
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	14,142,587	14,107,207
Series 2019-HY3, Class B1, 2.187% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,641,840
Series 2019-HY3, Class B2, 2.187% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	4,147,943
Series 2019-HY3, Class B3, 2.187% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	923,533
Series 2019-HY3, Class B4, 2.187% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	1,039,763
TRK Trust
Series 2021-INV2, Class B1, 4.104%, 11/25/56 (a)(c)	4,000,000	3,875,324
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	650,000	648,802
Series 2020-INV1, Class B1, 5.750%, 3/25/60 (a)(c)(j)	850,000	876,865
Series 2021-R3, Class B2, 4.070%, 4/25/64 (a)(c)	3,081,000	3,027,611
Series 2020-5, Class B1, 3.707%, 5/25/65 (a)(c)	1,882,000	1,824,735
Series 2020-5, Class B2, 4.710%, 5/25/65 (a)(c)	1,098,000	1,062,297
Series 2021-5, Class B2, 3.941%, 9/25/66 (a)(c)	1,750,000	1,636,712
Series 2021-6, Class B2, 4.526%, 10/25/66 (a)(c)	4,369,000	4,197,695
Series 2021-8, Class B2, 4.334%, 11/25/66 (a)(c)(j)	4,288,000	4,083,935
VOLT LLC
Series 2021-NPL4, Class A2, 4.949%, 3/27/51 (c)(j)	1,500,000	1,504,570
VOLT XCII LLC
Series 2021-NPL1, Class A2, 4.949%, 2/27/51 (c)(j)	7,000,000	6,980,827
VOLT XCIII LLC
Series 2021-NPL2, Class A2, 4.826%, 2/27/51 (c)(j)	4,500,000	4,528,043
VOLT XCIV LLC
Series 2021-NPL3, Class A2, 4.949%, 2/27/51 (c)(j)	2,500,000	2,444,200
VOLT XCIX LLC
Series 2021-NPL8, Class A2, 4.949%, 4/25/51 (c)(j)	5,000,000	4,966,545
VOLT XCVII LLC
Series 2021-NPL6, Class A2, 4.826%, 4/25/51 (c)(j)	12,600,000	12,312,888
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class B1, 1.012% (1 Month LIBOR USD + 0.825%), 1/25/45 (h)	4,569,515	4,380,027
Series 2005-AR6, Class B1, 1.087% (1 Month LIBOR USD + 0.900%), 4/25/45 (h)	3,819,214	3,100,750
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,245,002	3,208,738
Series 2007-OA1, Class 1A, 0.814% (12 Month US Treasury Average + 0.710%), 12/25/46 (h)	2,987,094	2,829,687
Total Residential Mortgage-Backed Securities - Non-Agency (cost $585,441,360)		556,609,996

PRIVATE PLACEMENT PARTICIPATION AGREEMENT - 0.0%
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 4/25/45 (e)(f)(i)	749,058	-
Total Private Placement Participation Agreement (cost $749,058)		–

MONEY MARKET FUND - 0.0%
First American Government Obligations Fund - Class Z, 0.020% (b)	502	502
Total Money Market Fund (cost $502)		502

Total Investments (cost $984,940,551) - 105.3%		945,781,037
Liabilities less Other Assets - (5.3)%		(47,782,498)
TOTAL NET ASSETS - 100.0%		$897,998,539

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 28, 2022.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2022.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of
February 28, 2022, the value of these investments was $847,050,768 or 94.3% of total net assets.
(d)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 28, 2022.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2022, the total value of fair valued securities was $16,175,545 or 1.8% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2022.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of February 28, 2022, the value of this investment was
$0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.
(j)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of February 28, 2022.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper MBS Total Return Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities - Agency	$-	$1,872	$-	$1,872
Commercial Mortgage-Backed Securities - Non-Agency	-	96,824,343	-	96,824,343
Residential Mortgage-Backed Securities - Agency	-	292,344,324	-	292,344,324
Residential Mortgage-Backed Securities - Non-Agency	-	540,434,451	16,175,545	556,609,996
Total Fixed Income	-	929,604,990	16,175,545	945,780,535
Money Market Fund	502	-	-	502
Total Investments	$502	$929,604,990	$16,175,545	$945,781,037

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securites, at Value
		Private
	Residential	Placement
	MBS -	Participation
	Non-Agency	Agreements
Balance as of November 30, 2021	$6,223,549	$4,995,532
Accrued discounts/premiums	-	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	(33,108)	-
Purchases	-	94,498
Sales	-	(5,090,030)
Transfers in and/or out of Level 3	9,985,104	-
Balance as of February 28, 2022	$16,175,545	$-

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at February 28, 2022 and still classified as level 3 was $0.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 2/28/22	Technique(s)	Input	Input/Range

Residential MBS - Non-Agency	$16,175,545	Market Transaction Method	Prior/Recent Transaction	$95.52 - $98.96 (weighted avg. $97.23)